UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

New Perspective Fund®
Investment portfolio

June 30, 2007

 unaudited

Common stocks — 95.43%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 17.04%
Microsoft Corp.	44,720,000	$1,317,898
Nokia Corp.[1]	23,360,416	656,742
Nokia Corp. (ADR)	7,244,634	203,647
Samsung Electronics Co., Ltd.[1]	1,024,450	626,033
EMC Corp.[2]	28,898,000	523,054
Yahoo! Inc.[2]	19,200,000	520,896
Hon Hai Precision Industry Co., Ltd.[1]	58,080,655	503,631
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	194,136,007	420,294
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,673,263	74,273
International Business Machines Corp.	4,487,000	472,257
Oracle Corp.[2]	22,463,700	442,760
Google Inc., Class A2	664,000	347,524
Cisco Systems, Inc.[2]	11,223,000	312,561
Nortel Networks Corp.[2]	10,825,000	260,341
Advanced Micro Devices, Inc.[2]	17,750,000	253,825
Nintendo Co., Ltd.[1]	645,800	235,754
Murata Manufacturing Co., Ltd.[1]	2,779,200	208,687
STMicroelectronics NV1	10,600,000	204,954
Hynix Semiconductor Inc.[1,2]	4,152,260	149,480
Hynix Semiconductor Inc. (GDR)[1,2,3]	630,000	22,680
Texas Instruments Inc.	4,550,000	171,217
ASML Holding NV (New York registered)[2]	5,678,000	155,861
ASML Holding NV1,2	320,000	8,819
Altera Corp.	7,025,000	155,463
Canon, Inc.[1]	2,600,100	152,515
Agilent Technologies, Inc.[2]	3,800,000	146,072
Hewlett-Packard Co.	2,955,000	131,852
Rohm Co., Ltd.[1]	1,379,000	122,316
Citizen Holdings Co., Ltd.[1]	12,906,200	116,128
SAP AG1	2,218,000	113,960
Konami Corp.[1]	4,868,000	111,517
Applied Materials, Inc.	5,500,000	109,285
Dell Inc.[2]	3,214,000	91,760
Motorola, Inc.	4,420,000	78,234
Elpida Memory, Inc.[1,2]	1,760,000	77,400
Hoya Corp.[1]	2,105,000	69,638
Flextronics International Ltd.[2]	6,000,000	64,800
Corning Inc.[2]	2,500,000	63,875
NAVTEQ Corp.[2]	1,500,000	63,510
High Tech Computer Corp.[1]	3,474,000	62,270
Cadence Design Systems, Inc.[2]	2,750,000	60,390
NEC Corp.[1]	6,774,100	35,050
KLA-Tencor Corp.	615,897	33,844
Xilinx, Inc.	800,000	21,416
Sun Microsystems, Inc.[2]	3,463,150	18,216
		9,992,699

FINANCIALS — 15.03%
Citigroup Inc.	14,551,677	746,356
Banco Santander Central Hispano, SA1	35,504,264	653,212
Allianz SE1	2,405,000	563,595
ING Groep NV1	12,274,057	540,512
Erste Bank der oesterreichischen Sparkassen AG1	5,576,001	435,324
Mizuho Financial Group, Inc.[1]	53,674	370,442
UniCredito Italiano SpA[1]	36,984,660	329,443
AXA SA1	7,409,000	317,937
Société Générale[1]	1,666,600	307,979
DBS Group Holdings Ltd[1]	19,740,000	293,798
Macquarie Bank Ltd.[1]	3,880,000	279,827
Commerzbank U.S. Finance, Inc.[1]	5,300,000	254,049
American Express Co.	4,000,000	244,720
Westfield Group[1]	13,145,219	221,961
Westfield Group[1,2]	1,222,149	20,130
Banco Bilbao Vizcaya Argentaria, SA1	9,432,800	230,540
XL Capital Ltd., Class A	2,600,000	219,154
QBE Insurance Group Ltd.[1]	7,508,360	198,170
AFLAC Inc.	3,826,500	196,682
BNP Paribas SA1	1,622,230	193,269
Royal Bank of Scotland Group PLC[1]	14,762,325	186,538
DEPFA BANK PLC[1]	9,850,000	174,409
Zurich Financial Services[1]	532,000	164,010
Credit Suisse Group[1]	2,225,640	157,852
Sompo Japan Insurance Inc.[1]	12,732,000	155,842
UBS AG1	2,559,206	152,987
Crédit Agricole SA1	3,671,800	148,939
Mitsubishi UFJ Financial Group, Inc.[1]	11,408	125,670
Allied Irish Banks, PLC[1]	4,400,000	119,615
Sumitomo Mitsui Financial Group, Inc.[1]	10,000	93,150
Westpac Banking Corp.[1]	4,185,444	91,164
Berkshire Hathaway Inc., Class A2	800	87,580
Groupe Bruxelles Lambert[1]	675,000	84,008
JPMorgan Chase & Co.	1,650,000	79,942
Bank of Nova Scotia	1,540,000	75,309
American International Group, Inc.	1,050,000	73,531
HSBC Holdings PLC (United Kingdom)[1]	3,504,769	64,165
Royal Bank of Canada	1,200,000	64,032
Hypo Real Estate Holding AG1	800,000	51,822
Bank of America Corp.	500,000	24,445
Manulife Financial Corp.	600,000	22,528
		8,814,638

INDUSTRIALS — 9.40%
General Electric Co.	21,860,500	836,820
Siemens AG1	5,020,300	722,285
Tyco International Ltd.	14,712,500	497,135
Ryanair Holdings PLC (ADR)[2]	8,075,000	304,831
Schneider Electric SA1	1,924,000	269,433
ABB Ltd[1]	11,565,000	260,243
Deutsche Post AG1	7,435,000	241,578
Asahi Glass Co., Ltd.[1]	14,692,000	197,860
United Parcel Service, Inc., Class B	2,557,000	186,661
United Technologies Corp.	2,630,000	186,546
Michael Page International PLC[1,4]	16,980,000	178,359
Toll Holdings Ltd.[1]	12,403,122	151,593
Legrand SA1	4,164,766	149,882
Illinois Tool Works Inc.	2,700,000	146,313
Sandvik AB1	6,725,000	135,739
Finmeccanica SpA[1]	4,216,163	129,281
Mitsubishi Heavy Industries, Ltd.[1]	19,050,000	121,890
Emerson Electric Co.	2,600,000	121,680
Deere & Co.	1,000,000	120,740
Macquarie Infrastructure Group[1]	37,142,416	113,070
Bidvest Group Ltd.[1]	5,500,000	112,318
Parker Hannifin Corp.	700,000	68,537
Geberit AG1	385,000	65,690
Caterpillar Inc.	720,000	56,376
Monster Worldwide[2]	1,171,000	48,128
Jacobs Engineering Group Inc.[2]	806,400	46,376
Boeing Co.	475,000	45,676
		5,515,040

CONSUMER DISCRETIONARY — 9.21%
Esprit Holdings Ltd.[1]	25,114,000	319,773
Toyota Motor Corp.[1]	5,040,000	317,649
Honda Motor Co., Ltd.[1]	8,425,000	306,873
Compagnie Générale des Etablissements Michelin, Class B1	2,000,000	279,478
Vivendi SA1	6,194,200	266,351
Hyundai Motor Co.[1]	3,220,000	254,006
H & M Hennes & Mauritz AB, Class B1	4,278,000	252,821
Ford Motor Co.	26,611,600	250,681
Industria de Diseno Textil, SA1	4,051,100	238,971
News Corp., Class A	11,253,404	238,685
Renault SA1	1,414,000	226,706
Carnival Corp., units	4,426,400	215,875
Porsche AG, nonvoting preferred[1]	108,900	193,879
Viacom Inc., Class B2	4,340,000	180,674
Aisin Seiki Co., Ltd.[1]	4,552,500	166,881
Burberry Group PLC[1]	12,200,000	166,567
Aristocrat Leisure Ltd.[1]	12,510,000	152,221
DaimlerChrysler AG1	1,635,000	150,965
Yamaha Corp.[1]	7,085,100	146,842
Time Warner Inc.	6,750,000	142,020
McDonald’s Corp.	2,000,000	101,520
Lagardère Groupe SCA[1]	1,100,000	95,597
Suzuki Motor Corp.[1]	3,360,000	95,401
Sony Corp.[1]	1,800,000	92,453
Nikon Corp.[1]	3,300,000	91,833
Grupo Televisa, SAB, ordinary participation certificates (ADR)	3,000,000	82,830
Johnson Controls, Inc.	700,000	81,039
LG Electronics Inc.[1]	800,000	65,971
Reed Elsevier PLC[1]	5,100,000	65,810
Discovery Holding Co., Class A2	2,714,300	62,402
Swatch Group Ltd, non-registered shares[1]	135,162	38,384
Swatch Group Ltd[1]	245,770	13,903
Kingfisher PLC[1]	9,525,919	43,033
Liberty Media Holding Corp., Liberty Interactive, Series A2	100,000	2,233
		5,400,327

ENERGY — 8.78%
Royal Dutch Shell PLC, Class B1	12,445,157	519,256
Royal Dutch Shell PLC, Class A (ADR)	5,555,000	451,066
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	5,019,900	608,763
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	1,700,000	181,356
Canadian Natural Resources, Ltd.	6,280,000	418,903
Reliance Industries Ltd.[1]	7,882,600	330,044
Schlumberger Ltd.	3,270,000	277,754
Chevron Corp.	3,278,732	276,200
TOTAL SA1	3,033,900	246,291
Norsk Hydro ASA[1]	5,820,000	223,758
Technip SA1	2,515,000	207,528
Saipem SpA, Class S1	5,985,000	204,495
Anadarko Petroleum Corp.	3,250,000	168,967
Baker Hughes Inc.	1,962,000	165,063
Imperial Oil Ltd.	3,300,000	154,224
Occidental Petroleum Corp.	2,450,000	141,806
ConocoPhillips	1,700,000	133,450
Exxon Mobil Corp.	1,500,000	125,820
Smith International, Inc.	1,665,000	97,635
ENI SpA[1]	2,500,000	90,621
Apache Corp.	1,000,000	81,590
SK Corp.[1]	287,000	41,795
		5,146,385

CONSUMER STAPLES — 8.37%
Altria Group, Inc.	10,954,400	768,342
Tesco PLC[1]	65,975,011	551,829
SABMiller PLC[1]	19,016,508	480,542
Koninklijke Ahold NV1,2	36,255,000	454,894
Nestlé SA1	1,055,150	400,749
Coca-Cola Co.	6,800,000	355,708
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	3,364,735	235,531
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	713,500	50,088
PepsiCo, Inc.	4,325,000	280,476
Avon Products, Inc.	6,566,400	241,315
Groupe Danone SA1	2,940,000	237,296
Diageo PLC[1]	8,370,000	173,719
L’Oréal SA1	1,375,689	162,599
Scottish & Newcastle PLC[1]	9,005,000	115,131
METRO AG1	1,100,000	91,425
Seven & I Holdings Co., Ltd.[1]	2,900,000	82,723
Unilever NV1	2,549,000	79,268
Procter & Gamble Co.	1,100,000	67,309
Wal-Mart de México, SAB de CV, Series V	14,833,992	56,303
Imperial Tobacco Group PLC[1]	465,000	21,489
		4,906,736

MATERIALS — 8.16%
Bayer AG1	10,762,500	815,368
Barrick Gold Corp.	22,341,770	649,475
Newmont Mining Corp.	12,850,000	501,921
Potash Corp. of Saskatchewan Inc.	5,200,000	405,444
Gold Fields Ltd.[1]	22,685,855	352,334
E.I. du Pont de Nemours and Co.	5,000,000	254,200
Nitto Denko Corp.[1]	4,299,000	216,265
POSCO[1]	411,000	197,263
Linde AG1	1,504,000	181,451
Alcoa Inc.	3,789,800	153,601
BHP Billiton Ltd.[1]	5,000,000	149,500
International Paper Co.	3,780,000	147,609
Akzo Nobel NV1	1,325,000	114,323
Holcim Ltd.[1]	1,028,571	111,253
Weyerhaeuser Co.	1,300,000	102,609
Anglo American PLC[1,5]	1,500,000	87,023
JSR Corp.[1]	3,190,000	76,792
Rohm and Haas Co.	1,000,000	54,680
AngloGold Ashanti Ltd.[1]	1,314,816	50,076
Kuraray Co., Ltd.[1]	3,900,000	45,712
CRH PLC[1]	808,235	39,887
Smurfit-Stone Container Corp.[2]	2,950,000	39,265
UPM-Kymmene Corp.[1]	1,492,000	36,829
		4,782,880

HEALTH CARE — 8.08%
Roche Holding AG1	7,278,600	1,291,176
Novo Nordisk A/S, Class B1	7,848,600	855,010
Smith & Nephew PLC[1]	41,654,579	515,033
Wyeth	4,100,000	235,094
Novartis AG1	3,925,000	220,930
UCB SA1	3,537,931	209,195
Schering-Plough Corp.	6,750,000	205,470
Medtronic, Inc.	3,900,000	202,254
St. Jude Medical, Inc.[2]	4,000,000	165,960
Stryker Corp.	2,222,188	140,198
AstraZeneca PLC (Sweden)[1]	2,008,700	107,186
Amgen Inc.[2]	1,715,000	94,822
Bristol-Myers Squibb Co.	3,000,000	94,680
Bausch & Lomb Inc.	1,340,000	93,050
Sanofi-Aventis[1]	1,000,000	80,752
Abbott Laboratories	1,200,000	64,260
Shionogi & Co., Ltd.[1]	3,600,000	58,634
Allergan, Inc.	760,000	43,807
Johnson & Johnson	600,000	36,972
Forest Laboratories, Inc.[2]	500,000	22,825
		4,737,308

TELECOMMUNICATION SERVICES — 4.23%
Vodafone Group PLC[1]	234,386,934	788,031
Koninklijke KPN NV1	34,914,200	579,136
América Móvil, SAB de CV, Series L (ADR)	6,990,000	432,891
France Télécom SA1	7,045,000	193,474
Telefónica, SA1	8,326,000	185,081
NTT DoCoMo, Inc.[1]	86,800	137,219
AT&T Inc.	3,138,720	130,257
Singapore Telecommunications Ltd.[1]	16,335,520	36,272
		2,482,361

UTILITIES — 2.23%
SUEZ SA1	7,581,935	433,133
E.ON AG1	1,750,000	294,063
Veolia Environnement[1]	3,529,375	275,859
CLP Holdings Ltd.[1]	25,380,000	170,579
RWE AG1	1,260,500	134,599
		1,308,233

MISCELLANEOUS — 4.90%
Other common stocks in initial period of acquisition		2,871,685

Total common stocks (cost: $36,464,607,000)		55,958,292

Warrants — 0.05%

FINANCIALS — 0.05%
ING Groep NV, warrants, expire 2008[2]	1,265,000	26,915

CONSUMER DISCRETIONARY — 0.00%
Virgin Media Inc., Series A, warrants, expire 2011[2]	39,037	15

Total warrants (cost: $91,917,000)		26,930

	Principal amount
Bonds & notes — 0.24%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 0.24%
Brazil (Federal Republic of) 10.00% 2014	R$2,000	1,003
Brazil (Federal Republic of) 10.00% 2017	172,500	85,467
Brazil (Federal Republic of) Global 12.50% 2022	20,000	13,425
Brazil (Federal Republic of) Global 10.25% 2028	35,000	20,408
Brazilian Treasury Bill 6.00% 2045[6]	41,216	21,218

Total bonds & notes (cost: $142,108,000)		141,521

Short-term securities — 4.11%

ING (U.S.) Funding LLC 5.225% due 7/27/2007	$50,000	49,816
Mont Blanc Capital Corp. 5.24% due 9/7/2007[3]	50,000	49,512
ING America Insurance Holdings Inc. 5.23% due 9/5/2007	44,250	43,831
AstraZeneca PLC 5.25%–5.26% due 8/31–10/10/2007	111,900	110,409
AstraZeneca PLC 5.275% due 8/27/2007[3]	25,000	24,792
Barclays U.S. Funding Corp. 5.23%–5.235% due 8/2–9/17/2007	133,600	132,765
Bank of Ireland 5.235%–5.24% due 7/12–8/17/2007[3]	127,300	126,892
Credit Suisse New York Branch 5.22%–5.24% due 8/6–9/14/2007	120,000	119,086
Amsterdam Funding Corp. 5.23%–5.255% due 7/13–8/16/2007[3]	105,000	104,590
Siemens Capital Co. LLC 5.23%–5.27% due 7/17–9/17/2007[3]	103,600	102,732
Stadshypotek Delaware Inc. 5.23%–5.24% due 7/3–9/10/2007[3]	96,300	95,711
BASF AG 5.225%–5.235% due 7/5–8/21/2007[3]	95,500	95,099
American Honda Finance Corp. 5.22% due 7/10–8/10/2007	87,488	87,125
Westpac Banking Corp. 5.235% due 7/17–9/4/2007[3]	87,100	86,815
HBOS Treasury Services PLC 5.225%–5.235% due 7/2–8/24/2007	75,000	74,795
Calyon North America Inc. 5.225% due 8/29/2007	75,000	74,367
UBS Finance (Delaware) LLC 5.20%–5.24% due 7/9–8/6/2007	74,000	73,805
Abbey National N.A. LLC 5.21%–5.235% due 7/30–8/7/2007	73,600	73,270
Freddie Mac 5.12%–5.125% due 7/9–7/30/2007	51,000	50,866
Depfa Bank PLC 5.23% due 7/25/2007[3]	50,000	49,830
CAFCO, LLC 5.25% due 7/24/2007[3]	50,000	49,825
Dexia Delaware LLC 5.22% due 8/1/2007	50,000	49,778
DaimlerChrysler Revolving Auto Conduit LLC 5.27%–5.29% due 7/25–8/17/2007	50,000	49,732
HSBC USA Inc. 5.24% due 8/7/2007[7]	50,000	49,723
Liberty Street Funding Corp. 5.25% due 8/22/2007[3]	50,000	49,627
Canadian Imperial Holdings Inc. 5.251% due 8/21/2007	50,000	49,625
Toyota Motor Credit Corp. 5.22% due 8/312007	50,000	49,563
BNP Paribas Finance Inc. 5.23% due 9/20/2007	50,000	49,418
Swedbank Mortgage AB 5.23% due 10/19/2007	50,000	49,202
Barton Capital LLC 5.24% due 8/7/2007[3,7]	46,400	46,143
Old Line Funding, LLC 5.25% due 7/6/2007[3]	31,000	30,973
Thunder Bay Funding, LLC 5.27% due 8/8/2007[3]	6,600	6,562
Nestlé Capital Corp. 5.23% due 9/7/2007[3]	37,590	37,223
Allied Irish Banks N.A. Inc. 5.22% due 8/3/2007[3]	34,900	34,734
Swedish Export Credit Corp. 5.21% due 7/23/2007	33,350	33,240
Procter & Gamble International Funding S.C.A. 5.23% due 9/12/2007[3]	30,000	29,686
Danske Corp. 5.215%–5.22% due 7/11–10/19/2007[3]	26,700	26,549
Austrailia & New Zealand Banking Group, Ltd. 5.24% due 9/19/2007[3]	20,600	20,363
Fannie Mae 5.14% due 9/5/2007	19,300	19,121
Statoil ASA 5.40% due 7/2/2007[3]	18,100	18,092
Royal Bank of Scotland PLC 5.22% due 9/18/2007	14,200	14,039
Bank of Montreal 5.23% due 8/15/2007	13,000	12,917
KfW International Finance Inc. 5.21% due 8/21/2007[3]	4,000	3,970
BMW U.S. Capital LLC 5.20% due 7/25/2007[3]	1,900	1,893

Total short-term securities (cost: $2,407,683,000)		2,408,106

Total investment securities (cost: $39,106,315,000)		58,534,849
Other assets less liabilities		101,334

Net assets		$58,636,183

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $33,521,628,000.
2Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.  The total value of all such restricted securities was $1,114,293,000, which represented 1.90% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
5This security has been authorized but has not yet been issued.
6Index-linked bond whose principal amount moves with a government retail price index.
7This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended June 30, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 6/30/07 (000)

Michael Page International PLC	7,995,000	8,985,000	—	16,980,000	$1,406	$178,359

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,695,166
Gross unrealized depreciation on investment securities	(328,587)
Net unrealized appreciation on investment securities	19,366,579
Cost of investment securities for federal income tax purposes	39,168,270

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-907-0807O-S10940

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2007

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: August 28, 2007